Retirement benefit obligations - Schedule of Defined Benefit Pension Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 64	£ 85	£ 88
Net interest amount	(165)	(166)	(208)
Past service cost – plan amendments	30	35	5
Plan administration costs incurred during the year	32	33	35
Defined benefit scheme charge	(37)	(11)	(79)
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Defined benefit scheme charge	£ (39)	£ (13)	£ (80)